Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of lease expense [Abstract]
Operating lease	$ 4,028	$ 5,566	$ 6,126
Short-term lease	111	80	297
Total lease expense	$ 4,139	$ 5,646	$ 6,423